As filed with the Securities and Exchange Commission on April 16, 2007.

File No. 033-19605

File No. 811-03542

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 22
to Registration Statement No. 033-19605

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 8

MML Bay State Variable Life Separate Account I

(Exact Name of Registrant)

MML Bay State Life Insurance Company

(Name of Depositor)

100 Bright Meadow Boulevard, Enfield, CT 06082-1981

(Address of Depositor’s Principal Executive Offices)

1-413-788-8411

(Depositor’s Telephone Number, including Area Code)

Stephen L. Kuhn

Senior Vice President, Secretary and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts – 01111-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2007 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of the Rule 485.

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be May 1, 2007.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 21 to Registration Statement No. 033-19605 filed pursuant to Rule 485(b) under the Securities Act of 1933 on March 16, 2007. The contents of Post-Effective Amendment No. 19 to Registration Statement No. 033-19605 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 21, 2006 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Mary Katherine Johnson, have reviewed this Post-Effective Amendment No. 22 to Registration Statement No. 033-19605 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ MARY KATHERINE JOHNSON
Mary Katherine Johnson
Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MML Bay State Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 22 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to Registration Statement No. 033-19605 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 16th day of April, 2007.

MML BAY STATE VARIABLE LIFE SEPARATE ACCOUNT I (Registrant)

By:	/S/ STUART H. REESE*
Stuart H. Reese
Chairman, President and Chief Executive Officer
MML Bay State Life Insurance Company

MML BAY STATE LIFE INSURANCE COMPANY (Depositor)

By:	/s/ STUART H. REESE*
Stuart H. Reese
Chairman, President and Chief Executive Officer
MML Bay State Life Insurance Company

/s/ Stephen L Kuhn	On April 16, 2007, as Attorney-in-Fact pursuant to
*Stephen L. Kuhn	powers of attorney incorporated by reference.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to Registration Statement No. 033-19605 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date
/S/ STUART H. REESE*	Chairman, President and Chief Executive Officer (Principal Executive Officer)	April 16, 2007
Stuart H. Reese

/S/ MICHAEL T. ROLLINGS*	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 16, 2007
Michael T. Rollings

/s/ NORMAN A. SMITH*	Vice President and Controller (Principal Accounting Officer)	April 16, 2007
Norman A. Smith

/s/ STEPHEN L. KUHN	Director	April 16, 2007
Stephen L. Kuhn

/S/ ISADORE JERMYN*	Director	April 16, 2007
Isadore Jermyn

/S/ STEPHEN L. KUHN
*Stephen L. Kuhn	on April 16, 2007, as Attorney-in-Fact pursuant to powers of attorney.